Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share
Earnings per share
Year Ended December 31,	2013	2012	2011
(Dollars and shares in thousands, except earnings per share)
Basic earnings per share attributable to TDS shareholders:
Net income available to common shareholders of TDS used in basic earnings per share	$141,878	$81,811	$200,516
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	(1,058)	(640)	(989)
Preferred dividend adjustment	49	-	49
Net income attributable to common shareholders of TDS used in diluted earnings per share	$140,869	$81,171	$199,576

Weighted average number of shares used in basic earnings per share
Common Shares	101,339	101,532	101,471
Series A Common Shares	7,151	7,139	7,091
Total	108,490	108,671	108,562

Effects of dilutive securities:
Stock options	209	11	262
Restricted stock units	375	255	214
Preferred shares	58	-	60
Weighted average number of shares used in diluted earnings per share	109,132	108,937	109,098

Basic earnings per share attributable to TDS shareholders	$1.31	$0.75	$1.85

Diluted earnings per share attributable to TDS shareholders	$1.29	$0.75	$1.83

Summary of antidilutive shares
Year Ended December 31,	2013	2012	2011
(Shares in thousands)
Stock options	7,120	8,130	3,785

Restricted stock units	171	154	141

Preferred shares	-	57	-